Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
18. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship with the Group
Kingsoft Corporation Limited and its subsidiaries (other than all of entities of the Group) (“Kingsoft Group”)	Principal shareholder of the Company

Cheetah Mobile Inc. and its subsidiaries (“Cheetah Group”)	Entity that Kingsoft Corporation Limited exercises significant influence over

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entity controlled by a director of the Company
The Company was controlled by Kingsoft before the completion of IPO. As Kingsoft lost control over the Company upon the completion of the IPO on May 8, 2020, Cheetah Group is no longer a related party of the Company.

b)	The Group had the following related party transactions:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues:
Public cloud services provided to Xiaomi Group	546,577	570,431	655,165	100,408
Public cloud services provided to Kingsoft Group	77,732	109,177	119,011	18,239
Public cloud services provided to Cheetah Group	6,202	8,579	3,111	477
Other services provided to Xiaomi Group	—	120	82	13

	630,511	688,307	777,369	119,137

Purchase of services from Xiaomi Group	18,868	—	—	—
Purchase of devices from Xiaomi Group	—	2,707	2,177	334
Interest expense on loan due to Kingsoft Group	25,111	4,925	—	—
Rental of building from Xiaomi Group*	—	9,578	47,900	7,341
Rental of office space, and administrative services from Kingsoft Group**	21,313	24,524	13,801	2,115

	65,292	41,734	63,878	9,790

Included in Note 11 is a guarantee by Kingsoft Group of the Group’s long-term third-party bank loan as at December 31, 2019 and 2020.

*
The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2020, the related operating lease right-of-use
assets and operating lease liabilities amounted to RMB243,585 (US$37,331) and RMB250,646 (US$38,413), respectively.

**	The Group entered into short-term agreements to lease office space from Kingsoft Group in 2019. The agreements expired in December 2019.

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Amounts due from related parties:
Xiaomi Group	63,859	165,568	25,374
Cheetah Group	1,932	—	—
Kingsoft Group	43,716	45,258	6,936
Senior executives*	24,461	—	—

	133,968	210,826	32,310

Amounts due to related parties:
Kingsoft Group	81,909	80,294	12,306
Xiaomi Group	22,350	32,704	5,012

	104,259	112,998	17,318

*
The Group provided interest bearing loans to senior executives, which were fully settled in February 2020 (Note 17). Interest income of RMB982 and RMB175 (US$27) was recorded as interest income during the years ended December 31, 2019 and 2020, respectively.

All the balances with related parties were unsecured. All outstanding balances are also repayable on demand unless otherwise disclosed. No allowance for doubtful accounts was recognized for the amount due from related parties for the periods presented.